Shareholder Report	12 Months Ended
Dec. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	HEARTLAND GROUP INC
Entity Central Index Key	0000809586
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2025
C000147928
Shareholder Report [Line Items]
Fund Name	HEARTLAND MID CAP VALUE FUND
Class Name	INSTITUTIONAL
Trading Symbol	HNMDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Heartland Mid Cap Value Fund - Institutional Class for the period from January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]

You can find additional information about the Fund at https://www.heartlandadvisors.com/Strategies/Heartland-Mid-Cap-Value-Fund.  You can also request this information by contacting us at 800-432-7856 or by email at shareholderservices@heartlandfunds.com.

Additional Information Phone Number	800-432-7856
Additional Information Email	<a href="mailto:shareholderservices@heartlandfunds.com" style="box-sizing: border-box; color: rgb(0, 68, 106); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 400; grid-area: auto; line-height: 12px; margin: 0px; overflow: visible; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">shareholderservices@heartlandfunds.com</a>
Expenses [Text Block]

WHAT WERE THE FUND'S COSTS FOR THE LAST YEAR?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 Investment	Cost Paid as a Percentage of a $10,000 Investment
Heartland Mid Cap Value Fund - Institutional	$85	0.85%

Expenses Paid, Amount	$ 85
Expense Ratio, Percent	0.85%
Factors Affecting Performance [Text Block]

HOW DID THE FUND PERFORM THIS PERIOD?

The Mid Cap Value Fund trailed the Russell Midcap® Value Index for the 12-month period ended December 31, 2025, a year in which lower-quality, speculative parts of the market continued to lead.

WHAT FACTORS INFLUENCED PERFORMANCE?

Stock selection was responsible for most of our underperformance last year, led by our Health Care and Consumer Discretionary names. The fact that our higher quality midcap holdings continued to lag junkier parts of the market contributed to our underperformance. So, too, did the fact that our portfolio is at the higher end of our historical “Quality Value” overweight.

Yet we continue to see opportunities in Quality, such as MarketAxess Holdings (MKTX), which owns and operates the largest e-trading platform in the U.S. for corporate bonds. Though MarketAxess pioneered electronic bond trading, peers launched new systems focused on portfolio trading (PT) rather than single-bond trading. The current CEO has led a multi-year initiative to invest in a competing PT product among other value-added tools. Trading data suggests MKTX is gaining share in key areas of the U.S. credit market.

Line Graph [Table Text Block]
	Heartland Mid Cap Value Fund - Institutional	Russell 3000® Index	Russell Midcap® Value Index
2015	$500,000	$500,000	$500,000
2016	$644,865	$563,675	$599,988
2017	$698,838	$682,783	$680,052
2018	$640,970	$646,993	$596,476
2019	$804,933	$847,684	$757,895
2020	$862,712	$1,024,747	$795,522
2021	$1,107,652	$1,287,708	$1,020,956
2022	$1,076,852	$1,040,379	$898,112
2023	$1,224,620	$1,310,428	$1,012,299
2024	$1,271,254	$1,622,412	$1,144,607
2025	$1,276,120	$1,900,581	$1,271,075

Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS

Heartland Mid Cap Value Fund	1 Year	5 Year	10 Year
Mid Cap Value Fund - Institutional Class	0.38%	8.14%	9.82%
Russell 3000® Index	17.15%	13.15%	14.29%
Russell Midcap® Value Index	11.05%	9.83%	9.78%

Performance data quoted represents past performance and does not guarantee future results. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

AssetsNet	$ 470,372,507
Holdings Count | Holding	63
Advisory Fees Paid, Amount	$ 3,429,108
InvestmentCompanyPortfolioTurnover	72.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

Total Net Assets$470,372,507 # of Portfolio Holdings63 Portfolio Turnover Rate 72% Net Advisory Fees Paid$3,429,108
Holdings [Text Block]

SECTOR WEIGHTINGS

(% of Net Assets)

Value	Value
Cash, Cash Equivalents, & Other Net Assets	0.9%
Materials	5.3%
Energy	6.4%
Real Estate	6.7%
Consumer Discretionary	7.8%
Utilities	8.7%
Consumer Staples	9.4%
Information Technology	10.7%
Health Care	11.3%
Financials	13.6%
Industrials	19.2%

ASSET CLASS WEIGHTINGS

(% of Net Assets)

Value	Value
Common Stock	99.1%
Cash, Cash Equivalents, & Other Net Assets	0.9%

Largest Holdings [Text Block]

TOP TEN HOLDINGS (% of Net Assets)

Top 10	Top 10
Teledyne Technologies, Inc.	4.6%
Public Storage	3.5%
EOG Resources, Inc.	3.1%
Hershey Co.	3.1%
Becton Dickinson & Co.	3.1%
Exelon Corp.	3.1%
Donaldson Co., Inc.	3.0%
JB Hunt Transport Services, Inc.	2.8%
FirstEnergy Corp.	2.7%
PNC Financial Services Group, Inc.	2.6%

C000147929
Shareholder Report [Line Items]
Fund Name	HEARTLAND MID CAP VALUE FUND
Class Name	INVESTOR
Trading Symbol	HRMDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Heartland Mid Cap Value Fund - Investor Class for the period from January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]

You can find additional information about the Fund at https://www.heartlandadvisors.com/Strategies/Heartland-Mid-Cap-Value-Fund.  You can also request this information by contacting us at 800-432-7856 or by email at shareholderservices@heartlandfunds.com.

Additional Information Phone Number	800-432-7856
Additional Information Email	<a href="mailto:shareholderservices@heartlandfunds.com" style="box-sizing: border-box; color: rgb(0, 68, 106); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 400; grid-area: auto; line-height: 12px; margin: 0px; overflow: visible; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">shareholderservices@heartlandfunds.com</a>
Expenses [Text Block]

WHAT WERE THE FUND'S COSTS FOR THE LAST YEAR?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 Investment	Cost Paid as a Percentage of a $10,000 Investment
Heartland Mid Cap Value Fund - Investor	$110	1.10%

Expenses Paid, Amount	$ 110
Expense Ratio, Percent	1.10%
Factors Affecting Performance [Text Block]

HOW DID THE FUND PERFORM THIS PERIOD?

The Mid Cap Value Fund trailed the Russell Midcap® Value Index for the 12-month period ended December 31, 2025, a year in which lower-quality, speculative parts of the market continued to lead.

WHAT FACTORS INFLUENCED PERFORMANCE?

Stock selection was responsible for most of our underperformance last year, led by our Health Care and Consumer Discretionary names. The fact that our higher quality midcap holdings continued to lag junkier parts of the market contributed to our underperformance. So, too, did the fact that our portfolio is at the higher end of our historical “Quality Value” overweight.

Yet we continue to see opportunities in Quality, such as MarketAxess Holdings (MKTX), which owns and operates the largest e-trading platform in the U.S. for corporate bonds. Though MarketAxess pioneered electronic bond trading, peers launched new systems focused on portfolio trading (PT) rather than single-bond trading. The current CEO has led a multi-year initiative to invest in a competing PT product among other value-added tools. Trading data suggests MKTX is gaining share in key areas of the U.S. credit market.

Line Graph [Table Text Block]
	Heartland Mid Cap Value Fund - Investor	Russell 3000® Index	Russell Midcap® Value Index
2015	$10,000	$10,000	$10,000
2016	$12,867	$11,274	$12,000
2017	$13,910	$13,656	$13,601
2018	$12,717	$12,940	$11,930
2019	$15,934	$16,954	$15,158
2020	$17,039	$20,495	$15,910
2021	$21,831	$25,754	$20,419
2022	$21,173	$20,808	$17,962
2023	$24,003	$26,209	$20,246
2024	$24,873	$32,448	$22,892
2025	$24,902	$38,012	$25,421

Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS

Heartland Mid Cap Value Fund	1 Year	5 Year	10 Year
Mid Cap Value Fund - Investor Class	0.12%	7.88%	9.55%
Russell 3000® Index	17.15%	13.15%	14.29%
Russell Midcap® Value Index	11.05%	9.83%	9.78%

Performance data quoted represents past performance and does not guarantee future results. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

AssetsNet	$ 470,372,507
Holdings Count | Holding	63
Advisory Fees Paid, Amount	$ 3,429,108
InvestmentCompanyPortfolioTurnover	72.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

Total Net Assets$470,372,507 # of Portfolio Holdings63 Portfolio Turnover Rate 72% Net Advisory Fees Paid$3,429,108
Holdings [Text Block]

SECTOR WEIGHTINGS

(% of Net Assets)

Value	Value
Cash, Cash Equivalents, & Other Net Assets	0.9%
Materials	5.3%
Energy	6.4%
Real Estate	6.7%
Consumer Discretionary	7.8%
Utilities	8.7%
Consumer Staples	9.4%
Information Technology	10.7%
Health Care	11.3%
Financials	13.6%
Industrials	19.2%

ASSET CLASS WEIGHTINGS

(% of Net Assets)

Value	Value
Common Stock	99.1%
Cash, Cash Equivalents, & Other Net Assets	0.9%

Largest Holdings [Text Block]

TOP TEN HOLDINGS (% of Net Assets)

Top 10	Top 10
Teledyne Technologies, Inc.	4.6%
Public Storage	3.5%
EOG Resources, Inc.	3.1%
Hershey Co.	3.1%
Becton Dickinson & Co.	3.1%
Exelon Corp.	3.1%
Donaldson Co., Inc.	3.0%
JB Hunt Transport Services, Inc.	2.8%
FirstEnergy Corp.	2.7%
PNC Financial Services Group, Inc.	2.6%

C000063871
Shareholder Report [Line Items]
Fund Name	HEARTLAND VALUE FUND
Class Name	INSTITUTIONAL
Trading Symbol	HNTVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Heartland Value Fund - Institutional Class for the period from January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]

You can find additional information about the Fund at https://www.heartlandadvisors.com/Strategies/Heartland-Value-Fund.  You can also request this information by contacting us at 800-432-7856 or by email at shareholderservices@heartlandfunds.com.

Additional Information Phone Number	800-432-7856
Additional Information Email	<a href="mailto:shareholderservices@heartlandfunds.com" style="box-sizing: border-box; color: rgb(0, 68, 106); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 400; grid-area: auto; line-height: 12px; margin: 0px; overflow: visible; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">shareholderservices@heartlandfunds.com</a>
Additional Information Website	https://www.heartlandadvisors.com/Strategies/Heartland-Value-Fund
Expenses [Text Block]

WHAT WERE THE FUND'S COSTS FOR THE LAST YEAR?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 Investment	Cost Paid as a Percentage of a $10,000 Investment
Heartland Value Fund - Institutional	$100	0.94%

Expenses Paid, Amount	$ 100
Expense Ratio, Percent	0.94%
Factors Affecting Performance [Text Block]

HOW DID THE FUND PERFORM THIS PERIOD?

The Heartland Value Fund outpaced the Russell 2000® Value Index for the 12-month period ended December 31, 2025, as investor interest in small stocks began to grow in the latter half of the year.

WHAT FACTORS INFLUENCED PERFORMANCE?

Stock selection drove most of the Fund’s outperformance in 2025, led by Energy and Information Technology. Selection detracted in Health Care, largely due to positions we did not own. Biotech companies in the benchmark soared in October and November, showing that speculation persists. However, we don’t have direct exposure to this group, as many are profitless.

Though our opportunity set is widening as the market broadens, we’re mindful of being disciplined. Our 10 Principles of Value Investing™ require us to make decisions based on fundamental factors, such as valuations, financial soundness, and positive earnings dynamics. Our process also monitors exposures across sectors, industries, factors, and other risk considerations. By doing so, we aim to capitalize on dislocations in the market.

Performance Past Does Not Indicate Future [Text]	Performance data quoted represents past performance and does not guarantee future results.
Line Graph [Table Text Block]
	Heartland Value Fund - Institutional	Russell 3000® Index	Russell 2000® Value Index
2015	$500,000	$500,000	$500,000
2016	$582,591	$563,675	$658,704
2017	$632,620	$682,783	$710,333
2018	$556,815	$646,993	$618,956
2019	$657,796	$847,684	$757,565
2020	$745,337	$1,024,747	$792,672
2021	$909,001	$1,287,708	$1,016,764
2022	$818,943	$1,040,379	$869,502
2023	$960,685	$1,310,428	$996,916
2024	$1,113,263	$1,622,412	$1,077,147
2025	$1,293,261	$1,900,581	$1,212,809

Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS

Heartland Value Fund	1 Year	5 Year	10 Year
Value Fund - Institutional Class	16.17%	11.65%	9.97%
Russell 3000® Index	17.15%	13.15%	14.29%
Russell 2000® Value Index	12.59%	8.88%	9.27%

Performance data quoted represents past performance and does not guarantee future results. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 887,048,625
Holdings Count | Holding	102
Advisory Fees Paid, Amount	$ 5,946,142
InvestmentCompanyPortfolioTurnover	44.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

Total Net Assets$887,048,625 # of Portfolio Holdings102 Portfolio Turnover Rate 44% Net Advisory Fees Paid$5,946,142
Holdings [Text Block]

SECTOR WEIGHTINGS

(% of Net Assets)

Value	Value
Cash, Cash Equivalents, & Other Net Assets	1.5%
Communication Services	0.8%
Utilities	3.7%
Consumer Staples	4.4%
Energy	4.4%
Health Care	6.5%
Information Technology	7.4%
Real Estate	7.9%
Materials	9.3%
Consumer Discretionary	12.7%
Industrials	15.3%
Financials	26.1%

ASSET CLASS WEIGHTINGS

(% of Net Assets)

Value	Value
Common Stock	98.5%
Cash, Cash Equivalents, & Other Net Assets	1.5%

Largest Holdings [Text Block]

TOP TEN HOLDINGS (% of Net Assets)

Top 10	Top 10
Lincoln Educational Services Corp.	3.5%
Centerra Gold, Inc.	3.1%
Texas Capital Bancshares, Inc.	2.8%
Eldorado Gold Corp.	2.4%
Capital City Bank Group, Inc.	2.4%
Silicon Motion Technology Corp. (ADR)	2.1%
Viper Energy, Inc.	2.0%
Barrett Business Services, Inc.	1.8%
BSR Real Estate Investment Trust	1.8%
Encore Capital Group, Inc.	1.7%

C000009765
Shareholder Report [Line Items]
Fund Name	HEARTLAND VALUE FUND
Class Name	INVESTOR
Trading Symbol	HRTVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Heartland Value Fund - Investor Class for the period from January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]

You can find additional information about the Fund at https://www.heartlandadvisors.com/Strategies/Heartland-Value-Fund.  You can also request this information by contacting us at 800-432-7856 or by email at shareholderservices@heartlandfunds.com.

Additional Information Phone Number	800-432-7856
Additional Information Email	<a href="mailto:shareholderservices@heartlandfunds.com" style="box-sizing: border-box; color: rgb(0, 68, 106); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 400; grid-area: auto; line-height: 12px; margin: 0px; overflow: visible; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">shareholderservices@heartlandfunds.com</a>
Additional Information Website	https://www.heartlandadvisors.com/Strategies/Heartland-Value-Fund
Expenses [Text Block]

WHAT WERE THE FUND'S COSTS FOR THE LAST YEAR?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 Investment	Cost Paid as a Percentage of a $10,000 Investment
Heartland Value Fund - Investor	$116	1.09%

Expenses Paid, Amount	$ 116
Expense Ratio, Percent	1.09%
Factors Affecting Performance [Text Block]

HOW DID THE FUND PERFORM THIS PERIOD?

The Heartland Value Fund outpaced the Russell 2000® Value Index for the 12-month period ended December 31, 2025, as investor interest in small stocks began to grow in the latter half of the year.

WHAT FACTORS INFLUENCED PERFORMANCE?

Stock selection drove most of the Fund’s outperformance in 2025, led by Energy and Information Technology. Selection detracted in Health Care, largely due to positions we did not own. Biotech companies in the benchmark soared in October and November, showing that speculation persists. However, we don’t have direct exposure to this group, as many are profitless.

Though our opportunity set is widening as the market broadens, we’re mindful of being disciplined. Our 10 Principles of Value Investing™ require us to make decisions based on fundamental factors, such as valuations, financial soundness, and positive earnings dynamics. Our process also monitors exposures across sectors, industries, factors, and other risk considerations. By doing so, we aim to capitalize on dislocations in the market.

Performance Past Does Not Indicate Future [Text]	Performance data quoted represents past performance and does not guarantee future results.
Line Graph [Table Text Block]
	Heartland Value Fund - Investor	Russell 3000® Index	Russell 2000® Value Index
2015	$10,000	$10,000	$10,000
2016	$11,631	$11,274	$13,174
2017	$12,611	$13,656	$14,207
2018	$11,079	$12,940	$12,379
2019	$13,068	$16,954	$15,151
2020	$14,784	$20,495	$15,853
2021	$18,008	$25,754	$20,335
2022	$16,208	$20,808	$17,390
2023	$18,985	$26,209	$19,938
2024	$21,962	$32,448	$21,543
2025	$25,473	$38,012	$24,256

Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS

Heartland Value Fund	1 Year	5 Year	10 Year
Value Fund - Investor Class	15.98%	11.49%	9.80%
Russell 3000® Index	17.15%	13.15%	14.29%
Russell 2000® Value Index	12.59%	8.88%	9.27%

Performance data quoted represents past performance and does not guarantee future results. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 887,048,625
Holdings Count | Holding	102
Advisory Fees Paid, Amount	$ 5,946,142
InvestmentCompanyPortfolioTurnover	44.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

Total Net Assets$887,048,625 # of Portfolio Holdings102 Portfolio Turnover Rate 44% Net Advisory Fees Paid$5,946,142
Holdings [Text Block]

SECTOR WEIGHTINGS

(% of Net Assets)

Value	Value
Cash, Cash Equivalents, & Other Net Assets	1.5%
Communication Services	0.8%
Utilities	3.7%
Consumer Staples	4.4%
Energy	4.4%
Health Care	6.5%
Information Technology	7.4%
Real Estate	7.9%
Materials	9.3%
Consumer Discretionary	12.7%
Industrials	15.3%
Financials	26.1%

ASSET CLASS WEIGHTINGS

(% of Net Assets)

Value	Value
Common Stock	98.5%
Cash, Cash Equivalents, & Other Net Assets	1.5%

Largest Holdings [Text Block]

TOP TEN HOLDINGS (% of Net Assets)

Top 10	Top 10
Lincoln Educational Services Corp.	3.5%
Centerra Gold, Inc.	3.1%
Texas Capital Bancshares, Inc.	2.8%
Eldorado Gold Corp.	2.4%
Capital City Bank Group, Inc.	2.4%
Silicon Motion Technology Corp. (ADR)	2.1%
Viper Energy, Inc.	2.0%
Barrett Business Services, Inc.	1.8%
BSR Real Estate Investment Trust	1.8%
Encore Capital Group, Inc.	1.7%

C000063872
Shareholder Report [Line Items]
Fund Name	HEARTLAND VALUE PLUS FUND
Class Name	INSTITUTIONAL
Trading Symbol	HNVIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Heartland Value Plus Fund - Institutional Class for the period from January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]

You can find additional information about the Fund at https://www.heartlandadvisors.com/Strategies/Heartland-Value-Plus-Fund.  You can also request this information by contacting us at 800-432-7856 or by email at shareholderservices@heartlandfunds.com.

Additional Information Phone Number	800-432-7856
Additional Information Email	<a href="mailto:shareholderservices@heartlandfunds.com" style="box-sizing: border-box; color: rgb(0, 68, 106); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 400; grid-area: auto; line-height: 12px; margin: 0px; overflow: visible; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">shareholderservices@heartlandfunds.com</a>
Additional Information Website	https://www.heartlandadvisors.com/Strategies/Heartland-Value-Plus-Fund
Expenses [Text Block]

WHAT WERE THE FUND'S COSTS FOR THE LAST YEAR?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 Investment	Cost Paid as a Percentage of a $10,000 Investment
Heartland Value Plus Fund - Institutional	$103	0.99%

Expenses Paid, Amount	$ 103
Expense Ratio, Percent	0.99%
Factors Affecting Performance [Text Block]

HOW DID THE FUND PERFORM THIS PERIOD?

The Heartland Value Plus Fund lagged the Russell 2000® Value Index in the 12-month period ended December 31, 2025, a year driven largely by speculation, particularly surrounding AI.

WHAT FACTORS INFLUENCED PERFORMANCE?

Most of our underperformance was explained by stock selection, especially in the Health Care, Consumer Staples, and Consumer Discretionary sectors. But our negative selection effect in Health Care was largely driven by stocks we didn’t own. Health Care is roughly 10% of our benchmark, and a good portion of that comes from biotech, which enjoyed big gains in 2025. We don’t have direct exposure to this group, as many small-cap biotechs are profitless.

Toward the end of the year, we were encouraged by positive signs for stocks that touch consumers. One of our top contributors last year was Lamar Advertising (LAMR), a leading out-of-home advertising company. LAMR recently provided a solid Q3 report and very favorable outlook, which was confirmed by management’s active buyback program and ongoing dividend increases.

Performance Past Does Not Indicate Future [Text]	Performance data quoted represents past performance and does not guarantee future results.
Line Graph [Table Text Block]
	Heartland Value Plus Fund - Institutional	Russell 3000® Index	Russell 2000® Value Index
2015	$500,000	$500,000	$500,000
2016	$634,445	$563,675	$658,704
2017	$698,347	$682,783	$710,333
2018	$607,891	$646,993	$618,956
2019	$767,729	$847,684	$757,565
2020	$867,002	$1,024,747	$792,672
2021	$1,084,732	$1,287,708	$1,016,764
2022	$1,033,184	$1,040,379	$869,502
2023	$1,055,026	$1,310,428	$996,916
2024	$1,054,836	$1,622,412	$1,077,147
2025	$1,068,539	$1,900,581	$1,212,809

Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS

Heartland Value Plus Fund	1 Year	5 Year	10 Year
Value Plus Fund - Institutional Class	1.30%	4.27%	7.89%
Russell 3000® Index	17.15%	13.15%	14.29%
Russell 2000® Value Index	12.59%	8.88%	9.27%

Performance data quoted represents past performance and does not guarantee future results. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 285,249,891
Holdings Count | Holding	54
Advisory Fees Paid, Amount	$ 1,963,265
InvestmentCompanyPortfolioTurnover	67.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

Total Net Assets$285,249,891 # of Portfolio Holdings54 Portfolio Turnover Rate 67% Net Advisory Fees Paid$1,963,265
Holdings [Text Block]

SECTOR WEIGHTINGS

(% of Net Assets)

Value	Value
Cash, Cash Equivalents, & Other Net Assets	0.1%
Consumer Staples	1.8%
Utilities	3.5%
Materials	5.3%
Energy	6.5%
Real Estate	8.5%
Information Technology	9.2%
Health Care	11.1%
Consumer Discretionary	12.0%
Industrials	15.2%
Financials	26.8%

ASSET CLASS WEIGHTINGS

(% of Net Assets)

Value	Value
Common Stock	99.9%
Cash, Cash Equivalents, & Other Net Assets	0.1%

Largest Holdings [Text Block]

TOP TEN HOLDINGS (% of Net Assets)

Top 10	Top 10
Stifel Financial Corp.	3.5%
FNB Corp.	3.4%
FB Financial Corp.	3.4%
Seacoast Banking Corp. of Florida	3.4%
Lamar Advertising Co. (Class A)	3.2%
Associated Banc-Corp	3.2%
Envista Holdings Corp.	3.0%
Camden Property Trust	2.8%
Royalty Pharma PLC (Class A)	2.7%
The Hanover Insurance Group, Inc.	2.6%

C000009766
Shareholder Report [Line Items]
Fund Name	HEARTLAND VALUE PLUS FUND
Class Name	INVESTOR
Trading Symbol	HRVIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Heartland Value Plus Fund - Investor Class for the period from January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]

You can find additional information about the Fund at https://www.heartlandadvisors.com/Strategies/Heartland-Value-Plus-Fund.  You can also request this information by contacting us at 800-432-7856 or by email at shareholderservices@heartlandfunds.com.

Additional Information Phone Number	800-432-7856
Additional Information Email	<a href="mailto:shareholderservices@heartlandfunds.com" style="box-sizing: border-box; color: rgb(0, 68, 106); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 400; grid-area: auto; line-height: 12px; margin: 0px; overflow: visible; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">shareholderservices@heartlandfunds.com</a>
Additional Information Website	https://www.heartlandadvisors.com/Strategies/Heartland-Value-Plus-Fund
Expenses [Text Block]

WHAT WERE THE FUND'S COSTS FOR THE LAST YEAR?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 Investment	Cost Paid as a Percentage of a $10,000 Investment
Heartland Value Plus Fund - Investor	$127	1.22%

Expenses Paid, Amount	$ 127
Expense Ratio, Percent	1.22%
Factors Affecting Performance [Text Block]

HOW DID THE FUND PERFORM THIS PERIOD?

The Heartland Value Plus Fund lagged the Russell 2000® Value Index in the 12-month period ended December 31, 2025, a year driven largely by speculation, particularly surrounding AI.

WHAT FACTORS INFLUENCED PERFORMANCE?

Most of our underperformance was explained by stock selection, especially in the Health Care, Consumer Staples, and Consumer Discretionary sectors. But our negative selection effect in Health Care was largely driven by stocks we didn’t own. Health Care is roughly 10% of our benchmark, and a good portion of that comes from biotech, which enjoyed big gains in 2025. We don’t have direct exposure to this group, as many small-cap biotechs are profitless.

Toward the end of the year, we were encouraged by positive signs for stocks that touch consumers. One of our top contributors last year was Lamar Advertising (LAMR), a leading out-of-home advertising company. LAMR recently provided a solid Q3 report and very favorable outlook, which was confirmed by management’s active buyback program and ongoing dividend increases.

Performance Past Does Not Indicate Future [Text]	Performance data quoted represents past performance and does not guarantee future results.
Line Graph [Table Text Block]
	Heartland Value Plus Fund - Investor	Russell 3000® Index	Russell 2000® Value Index
2015	$10,000	$10,000	$10,000
2016	$12,677	$11,274	$13,174
2017	$13,920	$13,656	$14,207
2018	$12,093	$12,940	$12,379
2019	$15,239	$16,954	$15,151
2020	$17,165	$20,495	$15,853
2021	$21,430	$25,754	$20,335
2022	$20,368	$20,808	$17,390
2023	$20,740	$26,209	$19,938
2024	$20,677	$32,448	$21,543
2025	$20,897	$38,012	$24,256

Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS

Heartland Value Plus Fund	1 Year	5 Year	10 Year
Value Plus Fund - Investor Class	1.06%	4.01%	7.65%
Russell 3000® Index	17.15%	13.15%	14.29%
Russell 2000® Value Index	12.59%	8.88%	9.27%

Performance data quoted represents past performance and does not guarantee future results. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 285,249,891
Holdings Count | Holding	54
Advisory Fees Paid, Amount	$ 1,963,265
InvestmentCompanyPortfolioTurnover	67.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

Total Net Assets$285,249,891 # of Portfolio Holdings54 Portfolio Turnover Rate 67% Net Advisory Fees Paid$1,963,265
Holdings [Text Block]

SECTOR WEIGHTINGS

(% of Net Assets)

Value	Value
Cash, Cash Equivalents, & Other Net Assets	0.1%
Consumer Staples	1.8%
Utilities	3.5%
Materials	5.3%
Energy	6.5%
Real Estate	8.5%
Information Technology	9.2%
Health Care	11.1%
Consumer Discretionary	12.0%
Industrials	15.2%
Financials	26.8%

ASSET CLASS WEIGHTINGS

(% of Net Assets)

Value	Value
Common Stock	99.9%
Cash, Cash Equivalents, & Other Net Assets	0.1%

Largest Holdings [Text Block]

TOP TEN HOLDINGS (% of Net Assets)

Top 10	Top 10
Stifel Financial Corp.	3.5%
FNB Corp.	3.4%
FB Financial Corp.	3.4%
Seacoast Banking Corp. of Florida	3.4%
Lamar Advertising Co. (Class A)	3.2%
Associated Banc-Corp	3.2%
Envista Holdings Corp.	3.0%
Camden Property Trust	2.8%
Royalty Pharma PLC (Class A)	2.7%
The Hanover Insurance Group, Inc.	2.6%